Income Taxes - Schedule of Income (Loss) Before Provision for (Benefit from) Income Taxes (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Schedule of Income (Loss) Before Provision for (Benefit from) Income Taxes [Line Items]
Income before income taxes	$ (2,186,942)	$ (5,079,530)	$ (12,221,305)
BVI [Member]
Schedule of Income (Loss) Before Provision for (Benefit from) Income Taxes [Line Items]
Income before income taxes	(442,753)
United States [Member]
Schedule of Income (Loss) Before Provision for (Benefit from) Income Taxes [Line Items]
Income before income taxes	(813,917)	(2,135,677)	(6,579,192)
PRC [Member]
Schedule of Income (Loss) Before Provision for (Benefit from) Income Taxes [Line Items]
Income before income taxes	$ (930,272)	$ (2,943,853)	$ (5,642,113)